Provisions and Contingent Liabilities - Summary of Labor, Tax and Civil Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provisions [line items]
Provisions	$ 276.7	$ 229.4
Current portion	126.5	108.9
Non-current portion	150.2	120.5
Tax related provision on IRRF [member]
Disclosure of provisions [line items]
Provisions	8.3	10.5
Tax related provision on PIS and COFINS [member]
Disclosure of provisions [line items]
Provisions	2.8	4.0
Tax related provision on Social security contributions [member]
Disclosure of provisions [line items]
Provisions	1.8	1.7
Tax related provision on Import taxes [member]
Disclosure of provisions [line items]
Provisions	0.6	0.6
Others tax related provisions [member]
Disclosure of provisions [line items]
Provisions	6.5	5.4
Tax related provision [member]
Disclosure of provisions [line items]
Provisions	20.0	22.2
Labor related provision on Plurimas [member]
Disclosure of provisions [line items]
Provisions	0.6	0.5
Labor related provision on class action [member]
Disclosure of provisions [line items]
Provisions	7.6	6.2
Labor related provision on reintegration [member]
Disclosure of provisions [line items]
Provisions	11.3	6.9
Overtime provision [member]
Disclosure of provisions [line items]
Provisions	5.0	3.9
Dangerousness related provision [member]
Disclosure of provisions [line items]
Provisions	2.4	2.0
Labor related provision on insalubrity [member]
Disclosure of provisions [line items]
Provisions	0.2	0.0
Labor related provision on indemnity [member]
Disclosure of provisions [line items]
Provisions	4.2	3.8
Labor related provision on third parties [member]
Disclosure of provisions [line items]
Provisions	3.0	1.0
Other labor related provision [member]
Disclosure of provisions [line items]
Provisions	4.1	7.0
Labor related provision [member]
Disclosure of provisions [line items]
Provisions	38.4	31.3
Civil related provision on Indemnity claims [member]
Disclosure of provisions [line items]
Provisions	0.2	0.2
Civil related provision [member]
Disclosure of provisions [line items]
Provisions	0.2	0.2
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Provisions	58.6	53.7
Current portion	18.7	18.7
Non-current portion	$ 39.9	$ 35.0